SCOPE OF CONSOLIDATION - List of Subsidiaries (Details)						12 Months Ended
	Apr. 01, 2018	Oct. 17, 2016	Jan. 15, 2016	Jan. 14, 2016	May 30, 2013	Dec. 31, 2018	Dec. 31, 2017
Votorantim S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests	2.99%
ArcelorMittal Dofasco G.P. | NAFTA
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary						100.00%
ArcelorMittal México S.A. de C.V. | NAFTA
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary						100.00%
ArcelorMittal USA LLC | NAFTA
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary						100.00%
ArcelorMittal Long Products Canada G.P. | NAFTA
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary						100.00%
ArcelorMittal Brasil S.A. | Brazil
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary						97.01%
ArcelorMittal Brasil S.A. | Brazil | Votorantim S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests	2.99%
Acindar Industria Argentina de Aceros S.A. | Brazil
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary						100.00%
ArcelorMittal Atlantique et Lorraine S.A.S. | Europe
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary						100.00%
ArcelorMittal Belgium N.V. | Europe
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary						100.00%
ArcelorMittal España S.A. | Europe
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary						99.85%
ArcelorMittal Flat Carbon Europe S.A. | Europe
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary						100.00%
ArcelorMittal Galati S.A. | Europe
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary						99.70%
ArcelorMittal Poland S.A. | Europe
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary						100.00%
ArcelorMittal Eisenhüttenstadt GmbH | Europe
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary						100.00%
ArcelorMittal Bremen GmbH | Europe
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary						100.00%
ArcelorMittal Méditerranée S.A.S. | Europe
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary						100.00%
ArcelorMittal Belval & Differdange S.A. | Europe
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary						100.00%
ArcelorMittal Hamburg GmbH | Europe
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary						100.00%
ArcelorMittal Ostrava a.s. | Europe
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary						100.00%
ArcelorMittal Duisburg GmbH | Europe
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary						100.00%
ArcelorMittal International Luxembourg S.A. | Europe
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary						100.00%
ArcelorMittal Italia S.p.A. | Europe
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary						94.45%
ArcelorMittal South Africa Ltd. (AMSA)
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		69.22%	70.55%	52.00%
Proportion of ownership interests held by non-controlling interests						30.78%	30.78%
ArcelorMittal South Africa Ltd. (AMSA) | ACIS
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary						69.22%
JSC ArcelorMittal Temirtau | ACIS
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary						100.00%
JSC ArcelorMittal Temirtau | Mining
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary						100.00%
PJSC ArcelorMittal Kryvyi Rih (AM Kryvyi Rih)
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests						4.87%	4.87%
PJSC ArcelorMittal Kryvyi Rih (AM Kryvyi Rih) | ACIS
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary						95.13%
PJSC ArcelorMittal Kryvyi Rih (AM Kryvyi Rih) | Mining
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary						95.13%
ArcelorMittal Mining Canada G.P. and ArcelorMittal Infrastructure G.P.
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests					15.00%	15.00%	15.00%
ArcelorMittal Mining Canada G.P. and ArcelorMittal Infrastructure G.P. | Mining
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary						85.00%
ArcelorMittal Liberia Ltd
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests						15.00%	15.00%
ArcelorMittal Liberia Ltd | Mining
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary						85.00%